Derivative financial instruments (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($) GBP (£)	Dec. 31, 2022 EUR (€) GBP (£)	Dec. 31, 2022 AUD ($) GBP (£)	Dec. 31, 2022 JPY (¥) GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 JPY (¥)
Derivative financial instruments
Net gain/(loss) on net investment hedge, recognised in other comprehensive income	£ (68)	£ 15	£ (17)
Net investment hedge
Derivative financial instruments
Hedge ratio	1
Gain or (loss) due to ineffectiveness	£ (1)	2
Net gain/(loss) on net investment hedge, recognised in other comprehensive income	£ (68)	£ 15
Net investment hedge | US dollar
Derivative financial instruments
Amount of hedged item | $				$ 3,065				$ 900
Net investment hedge | Euro
Derivative financial instruments
Amount of hedged item | €					€ 577				€ 552
Net investment hedge | AUD
Derivative financial instruments
Amount of hedged item | $						$ 8
Net investment hedge | JPY
Derivative financial instruments
Amount of hedged item | ¥							¥ 1,870
Cross-currency swaps | Net investment hedge | US dollar
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument		596		1,728	1,728	1,728	1,728
Gain or (loss) due to ineffectiveness	£ (1)	£ 2
Cross-currency swaps | Net investment hedge | JPY
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument		8		12	12	12	12				1,250
Cross-currency swaps notional | Net investment hedge | US dollar
Derivative financial instruments
Nominal amount of hedging instrument | $				2,091				807
Cross-currency swaps future interest cash flow | Net investment hedge | US dollar
Derivative financial instruments
Nominal amount of hedging instrument | $				274				93
Cross-currency swaps future interest cash flow | Net investment hedge | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥							55				0
Bonds | Net investment hedge | Euro
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument		464		510	510	510	510		552
Overdraft | Net investment hedge | AUD
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument		5		5	5	5	5			9
Term loan | Net investment hedge | US dollar
Derivative financial instruments
Hedge ratio	1
Nominal amount of hedging instrument				579	579	579	579	0